GENERAL INFORMATION (Details) ₴ in Millions, ₨ in Millions, $ in Millions, ₽ in Billions, ৳ in Billions													1 Months Ended															2 Months Ended	3 Months Ended			12 Months Ended
		Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Oct. 13, 2022 USD ($)	Aug. 05, 2022 USD ($)	Jun. 08, 2022 USD ($)	Apr. 12, 2022 USD ($) installment	Apr. 12, 2022 PKR (₨) installment	Mar. 31, 2022 USD ($) numberOfMegahertz installment	Mar. 31, 2022 UAH (₴)	Mar. 09, 2022 RUB (₽)	Jul. 01, 2021	Apr. 30, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 UAH (₴)	May 31, 2022 USD ($)	May 31, 2022 BDT (৳)	May 31, 2022 UAH (₴)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 UAH (₴)	Mar. 31, 2022 USD ($) numberOfMegahertz installment	Mar. 31, 2022 PKR (₨)	Feb. 28, 2022 USD ($) bank $ / mHz	Feb. 28, 2022 RUB (₽) bank $ / mHz	Apr. 30, 2021	May 31, 2022 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 BDT (৳) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 UAH (₴)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	[2]	May 31, 2023 USD ($)	Dec. 31, 2022 UAH (₴)	Dec. 09, 2022 USD ($)	Oct. 14, 2022	Oct. 01, 2022 shares	Sep. 30, 2022 BDT (৳)	Jun. 30, 2022 UAH (₴)	Jun. 29, 2022 candidate	May 31, 2022 UAH (₴)	May 25, 2022 candidate	Apr. 30, 2022 RUB (₽)	Apr. 30, 2022 PKR (₨)	Apr. 30, 2022 BDT (৳)	Apr. 30, 2022 UAH (₴)	Mar. 31, 2022 RUB (₽) numberOfMegahertz installment	Mar. 31, 2022 UAH (₴) numberOfMegahertz installment	Feb. 28, 2022 RUB (₽)	Mar. 31, 2021 RUB (₽)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 RUB (₽)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 RUB (₽)
General information
Disposal of subsidiaries with non-controlling interests	[1]																															$ (824)
Number of banks not extending facility | $ / mHz																									2	2
Repayments of borrowings, classified as financing activities																																1,619		$ 1,977	[2]	$ 4,148
Borrowings																																6,670		7,595
Number of installments | installment									10														10																													10	10
Number of equal annual installments | installment							5	5
Number of instruments granted in share-based payment arrangement (in shares) | shares																													2,659,740	2,659,740
Number of instruments transferred (in shares) | shares																																										1,569,531
Gains on litigation settlements				$ 92
Repurchase of notes																																								$ 600
Director
General information
Number of candidates recommended for board | candidate																																															8
Number of directors elected | candidate																																													8,000,000
Other
General information
Number of candidates recommended for board | candidate																																															3,000,000
Number of directors elected | candidate																																													3
Banglalink
General information
New spectrum acquisition fee									$ 205
Spectrum maturity term									11 years	11 years
Banglalink | 40 MHz spectrum
General information
Frequency bands | numberOfMegahertz									40														40																													40	40
Banglalink | 2300 MHz Spectrum
General information
Frequency bands | numberOfMegahertz									2,300														2,300																													2,300	2,300
Jazz | Telecommunications licenses frequencies and permissions
General information
License renewal with a PTA							$ 486	₨ 95,000
License term							15 years	15 years
Proportion of settled fee (in percent)							50.00%	50.00%
Veon Holdings B.V. revolving credit facility, available until february 2024
General information
Notional amount																									$ 1,250						$ 1,250	1,250
Borrowings term																															3 years
Revolving credit facility
General information
Borrowings extension option, term																									1 year	1 year
Number of banks not extending facility | bank																									2	2
Proceeds from non-current borrowings															$ 82										$ 430			$ 610
Available credit									$ 1,055														$ 1,055		1,250
Borrowings																																1,055
Revolving credit facility | VEON Holdings B.V.
General information
Notional amount																																1,055
Proceeds from non-current borrowings															$ 82										430			610
Revolving credit facility | Rolled-over Revolving Credit Facility | VEON Holdings B.V.
General information
Notional amount													$ 692																									$ 363
Revolving credit facility | Later than one year and not later than two years
General information
Notional amount																									250
Revolving credit facility | Later than two years and not later than three years
General information
Notional amount																									805
Alfa Bank $125 commitment
General information
Notional amount									125														125
Repayments of borrowings, classified as financing activities																					$ 43
Raiffeisen Bank Russia $170 commitment
General information
Notional amount									70														70
Repayments of borrowings, classified as financing activities																		$ 24
Notes 7.5%
General information
Notional amount																									$ 417
Borrowings, interest rate (in percent)																									7.50%																													7.50%
Notes 7.5% | VEON Holdings B.V.
General information
Notional amount																									$ 417
Borrowings, interest rate (in percent)																									7.50%																													7.50%
RUB30bn Alfa Bank facility
General information
Notional amount																															$ 396																								₽ 30
Borrowings																																																										$ 165	₽ 30
RUB30bn Alfa Bank facility | VEON Holdings B.V.
General information
Notional amount | ₽																																																							₽ 30
VTB bank bilateral term loan
General information
Notional amount																																																								$ 422	₽ 30
Repayments of borrowings, classified as financing activities																									$ 396	₽ 30
VTB bank bilateral term loan | VEON Holdings B.V.
General information
Repayments of borrowings, classified as financing activities																									396
VTB Bank term loan facility agreement, maturity february 2029
General information
Notional amount																									400,000																													₽ 30
VTB Bank term loan facility agreement, maturity february 2029 | Veon Finance Ireland DAC
General information
Notional amount									259		₽ 30												259		$ 400																											₽ 30		₽ 30
Borrowings term											7 years
PKR50BN syndicated credit facility | PMCL (Pakistan Mobile Communications Ltd)
General information
Proceeds from non-current borrowings													$ 41	₨ 10,000									222	₨ 40,000
Sherbank RUB 45 million loan
General information
Notional amount																					556,000																											₽ 45
Sherbank RUB 45 million loan | Veon Finance Ireland DAC
General information
Notional amount																					556																											45
Alfa Bank RUB 45 million loan
General information
Notional amount																					556																											45
Alfa Bank RUB 45 million loan | Veon Finance Ireland DAC
General information
Notional amount																					556																											45
Sberbank and Alfa Bank
General information
Notional amount																					1,112																											90
Sberbank and Alfa Bank | Veon Finance Ireland DAC
General information
Notional amount																					1,112																											₽ 90
Syndicated loan with a 10 year maturity | PMCL (Pakistan Mobile Communications Ltd)
General information
Notional amount																					$ 217																												₨ 40,000
Borrowings term																					10 years	10 years					10 years
Borrowings																					$ 156																												₨ 30,000
Syndicated loan with a 5 years maturity | Banglalink
General information
Notional amount																					$ 139								$ 32														৳ 3							৳ 12
Proceeds from non-current borrowings																		103,000	৳ 9										$ 32,000	৳ 3
Borrowings term																					5 years	5 years
USD300M syndicated term facility | Banglalink
General information
Repayments of borrowings, classified as financing activities																		38	৳ 3
JSC Citibank | Kyivstar
General information
Notional amount									46							$ 46		46			$ 46		46					46				46							₴ 1,350					₴ 1,350		₴ 1,350					₴ 1,350		₴ 1,350
JSC credit agricole | Kyivstar
General information
Notional amount									44							44		44			44		44					44				44							1,275					1,275		1,275					1,275		1,275
Alfa Bank $1667 million loan | Kyivstar
General information
Notional amount									$ 57							57		57			57		57					$ 57				57							1,677					1,677		1,677					1,677		1,677
OTP Bank UAH 490 million loan | Kyivstar
General information
Notional amount | ₴																																							₴ 1,250					₴ 1,250		₴ 1,250					₴ 1,250		₴ 1,250
Repayments of borrowings, classified as financing activities										₴ 490						$ 17	₴ 490	$ 17		₴ 490	$ 17	₴ 490	$ 17									$ 17	₴ 490
Notes at 7.25%
General information
Borrowings, interest rate (in percent)																																7.25%							7.25%		7.25%
Borrowings																																$ 700		$ 700
PJSC VimpelCom
General information
Consideration received in cash		$ 1,900	₽ 130
Algeria
General information
Consideration received in cash					$ 682
Put option, percentage ownership sold (in percentage)												45.57%
VEON Georgia LLC
General information
Gains (losses) recognised when control of subsidiary is lost						$ (88)
VEON Georgia LLC | VEON Georgia Holdings B.V.
General information
Consideration received in cash					$ 45	45
VEON Georgia LLC | Reserve of exchange differences on translation
General information
Disposal of subsidiaries with non-controlling interests						$ 78

[1]	**Refer to Note 24 for further details with respect to the restatement.
[2]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)